Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2025
Equity Incentive Plan [Abstract]
Restricted Shares
Restricted shares during 2025 and 2024 are analyzed as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2023	607,580	$4.78
Granted	502,500	8.42
Vested	(856,314)	6.15
Forfeited	(1,766)	7.21
Outstanding at December 31, 2024	252,000	$7.36
Granted	528,200	7.35
Vested	(536,800)	7.85
Forfeited	(500)	7.35
Outstanding at December 31, 2025	242,900	$6.25